SCHEDULE OF RECONCILIATION OF TOTAL INCOME TAX RATE TO THE EFFECTIVE INCOME TAX RATE (Details) (Parenthetical)	12 Months Ended
Mar. 31, 2026
SINGAPORE
IncomeTaxLineItems [Line Items]
Federal corporate tax rate	17.00%
CAYMAN ISLANDS
IncomeTaxLineItems [Line Items]
Federal corporate tax rate	0.00%